Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES INCOME SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Dec. 31, 2023
Document Created Date	dei_DocumentCreationDate	Nov. 15, 2024